Stock-based compensation - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares subject to option
Beginning Balance (shares)	2,335,238
Granted (shares)	0	0	0
Exercised (shares)	(1,910,185)
Canceled/Expired (shares)	(17,148)
Ending Balance (shares)	407,905	2,335,238
Vested and expected to vest (shares)	407,905
Exercisable (shares)	407,905
Weighted-average exercise price
Beginning Balance (usd per share)	$ 23.99
Granted (usd per share)	0
Exercised (usd per share)	24.37
Canceled/Expired (usd per share)	27.63
Ending Balance (usd per share)	22.03	$ 23.99
Vested and expected to vest (usd per share)	22.03
Exercisable (usd per share)	$ 22.03
Weighted-average remaining contractual term (in years)
Weighted- average remaining contractual term (in years)	1 month 6 days	10 months 24 days
Vested and expected to vest	1 month 6 days
Exercisable	1 month 6 days